Consolidated Statement of Stockholders' Deficit (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Issuance cost	$ 5,654	$ 10,552	$ 27,005	$ 43,569